Document and Entity Information	Oct. 14, 2022
Cover [Abstract]
Entity Registrant Name	Nikola Corp
Amendment Flag	true
Entity Central Index Key	0001731289
Document Type	8-K/A
Document Period End Date	Oct. 14, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-38495
Entity Tax Identification Number	82-4151153
Entity Address, Address Line One	4141 E Broadway Road
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85040
City Area Code	(480)
Local Phone Number	666-1038
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NKLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On October 17, 2022, Nikola Corporation, a Delaware corporation (“Nikola”), filed a Current Report on Form 8-K (the “Original Report”) to report the completion of its previously announced acquisition of Romeo Power, Inc., a Delaware corporation (“Romeo”) pursuant to the Agreement and Plan of Merger and Reorganization, dated as of July 30, 2022, by and among Nikola, Romeo, and J Purchaser Corp., a Delaware corporation and a wholly owned subsidiary of Nikola. On November 28, 2022, Nikola filed Amendment No. 1 to Current Report on Form 8-K/A (as amended, the “Amended Report”) to amend the Original Report to include the financial statements and the pro forma financial information required under Items 9.01(a) and 9.01(b), which were excluded from the Original Report in reliance on the instructions to such Items. This Amendment No. 2 to Current Report on Form 8-K/A amends and supplements the Amended Report to include certain additional pro forma financial information required under Item 9.01(b) in connection with Nikola’s acquisition of Romeo, as set forth below. The Original Report otherwise remains the same, as amended and supplemented by the Amended Report, and the Items therein, including Item 9.01, and are hereby incorporated by reference into this Amendment No. 2 to Current Report on Form 8-K/A.